INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Bad debt reserves	$ 2,103	$ 2,491
Inventory reserves	8,219	7,086
Deferred compensation (equity compensation and defined benefit plans)	6,739	7,036
Compensation benefits	6,121	5,052
Insurance reserve	1,918	2,411
Restructuring reserve	826	2,616
Warranty reserve	4,392	5,130
Lease liabilities	46,454	47,824
Net operating loss	27,750	25,299
Tax credits	5,933	5,933
Research & development	10,329	4,510
Other reserves and accruals	5,160	5,167
Deferred tax assets, gross	125,944	120,555
Valuation allowance	(30,703)	(26,989)
Total deferred tax assets	95,241	93,566
Deferred tax liabilities:
Goodwill and intangibles	(99,174)	(126,523)
Property, plant and equipment	(19,872)	(19,903)
Right-of-use assets	(43,498)	(45,112)
Unremitted foreign earnings	(1,514)	(1,896)
Other	(1,068)	(723)
Total deferred tax liabilities	(165,126)	(194,157)
Net deferred tax liabilities	$ (69,885)	$ (100,591)